Accounts payable and accruals (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Payable And Accruals Tables [Abstract]
Schedule of accounts payable and accruals

	December 31, 2021	December 31, 2020

Accounts payables	4,960	3,291
Accrued expenses	7,068	2,423
Accrued wages and other benefits	3,044	1,379
Client liabilities	4,195	—
Others	1,516	750
	20,783	7,843